Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Components of Other Comprehensive Income (Loss)
The following table presents the components of other comprehensive income (loss), net of tax, as of December 31, 2021, 2020 and 2019:

	Before Tax	Tax Effect	Net of Tax
Year Ended December 31, 2021
Net unrealized Gains (Losses) on Investment Securities:
Other comprehensive income (loss) before reclassifications	$(8,570)	$(1,799)	$(6,771)
Amounts reclassified from accumulated other comprehensive income (loss)	(1)	—	(1)
Net Unrealized Gains (Losses) on Investment Securities	(8,571)	(1,799)	(6,772)

Defined Benefit Plans:
Other comprehensive income (loss) before reclassifications	992	209	783
Amounts reclassified from accumulated other comprehensive income (loss)	240	50	190

Defined Benefit Plans, Net	1,232	259	973

Other Comprehensive Income	$(7,339)	$(1,540)	$(5,799)

Year Ended December 31, 2020
Net unrealized Gains (Losses) on Investment Securities:
Other comprehensive income (loss) before reclassifications	$10,935	$2,297	$8,638
Amounts reclassified from accumulated other comprehensive income (loss)	(94)	(20)	(74)
Net Unrealized Gains on Investment Securities	10,841	2,277	8,564

Defined Benefit Plans:
Other comprehensive income (loss) before reclassifications	(1,326)	(279)	(1,047)
Amounts reclassified from accumulated other comprehensive income (loss)	289	61	228

Defined Benefit Plans, Net	(1,037)	(218)	(819)

Other Comprehensive Income	$9,804	$2,059	$7,745

Year Ended December 31, 2019
Net unrealized Gains (Losses) on Investment Securities:
Other comprehensive income (loss) before reclassifications	$13,368	$2,807	$10,561
Amounts reclassified from accumulated other comprehensive income (loss)	(32)	(7)	(25)
Net Unrealized Losses on Investment Securities	13,336	2,800	10,536

Defined Benefit Plans:
Other comprehensive income (loss) before reclassifications	(2,953)	(620)	(2,333)
Amounts reclassified from accumulated other comprehensive income (loss)	156	33	123

Defined Benefit Plans, Net	(2,797)	(587)	(2,210)

Other Comprehensive Loss	$10,539	$2,213	$8,326

The following table presents the changes in each component of accumulated other comprehensive income (loss), net of tax, as of December 31, 2021, 2020 and 2019.

	For the Year Ended December 31, 2021			For the Year Ended December 31, 2020			For the Year Ended December 31, 2019
	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total
Beginning balance	$21,447	$(6,828)	$14,619	$12,883	$(6,009)	$6,874	$2,347	$(3,799)	$(1,452)

Other comprehensive income (loss) before reclassifications	(6,771)	783	(5,988)	8,638	(1,047)	7,591	10,561	(2,333)	8,228
Amounts reclassified from accumulated other comprehensive income (loss)	(1)	190	189	(74)	228	154	(25)	123	98

Net current-period other comprehensive income (loss)	(6,772)	973	(5,799)	8,564	(819)	7,745	10,536	(2,210)	8,326

Ending balance	$14,675	$(5,855)	$8,820	$21,447	$(6,828)	$14,619	$12,883	$(6,009)	$6,874

Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss
The following table presents the amounts reclassified out of each component of accumulated other comprehensive loss as of December 31, 2021, 2020 and 2019.

	Amount Reclassified from Accumulated Other Comprehensive Loss (a)
	For the year ended December 31,
Details about Accumulated Other Comprehensive Income (Loss) Components	2021		2020		2019		Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains (losses) on available for sale securities	$1		$94		$32		Net gain on sale of securities
Tax effect	—		(20)		(7)		Income taxes

	1		74		25
Amortization of defined benefit pension items
Actuarial losses	(240	)(b)	(289	)(b)	(156	)(b)	Other operating expenses
Tax effect	50		61		33		Income taxes

	(190)		(228)		(123)
Total reclassifications for the period	$(189)		$(154)		$(98)

(a)	Amounts in parentheses indicate expenses and other amounts indicate income.
(b)	These accumulated other comprehensive income (loss) components are included in the computation of net periodic pension cost.